EXHIBIT 99.1

Links to prior filings

Verus Securitization Trust 2019-INV3, filed November 12, 2019.

•	https://www.sec.gov/Archives/edgar/data/1781495/000110465919062502/0001104659-19-062502-index.htm

Verus Securitization Trust 2020-1, filed January 15, 2020.

•	https://www.sec.gov/Archives/edgar/data/1781495/000110465920004371/0001104659-20-004371-index.htm

Verus Securitization Trust 2020-4, filed July 15, 2020.

•	https://www.sec.gov/Archives/edgar/data/1781495/000110465920083711/0001104659-20-083711-index.htm

Verus Securitization Trust 2020-5, filed October 8, 2020.

•	https://www.sec.gov/Archives/edgar/data/1781495/000110465920113425/0001104659-20-113425-index.htm